Note 14 - Income Taxes (Details) - Components of the Deferred Tax Assets and Liabilities	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Deferred Tax Assets:
Net operating loss carry forwards	¥ 978,317	$ 151,026	¥ 134,060
Allowance for doubtful accounts and write offs	3,993,501	616,490	2,220,401
Inventory provision	636,127	98,201	653,414
Accruals and others	1,859,303	287,026	5,187,854
Intangible assets impairment	980,504	151,364	980,504
Valuation allowance	(277,971)	(42,911)	(134,060)
Total deferred tax assets	8,169,780	1,261,197	9,042,173
Deferred Tax Liabilities:
Property and equipment depreciation	17,635	2,722	(60,867)
Refundable value added tax	(326,869)	(50,460)	(1,014,887)
Total deferred tax liabilities	(309,234)	(47,738)	(1,075,754)
Net deferred tax assets	¥ 7,860,546	$ 1,213,459	¥ 7,966,419